Derivative financial instruments (Notional amounts and fair values of derivatives outstanding) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total derivative assets
Derivative assets, fair value	$ 69,105	$ 48,896
Total derivative liabilities
Derivative liabilities, fair value	29,321	0
Not Designated as Hedging Instrument | Interest rate caps
Total derivative assets
Derivative assets, Notional amount	2,523,500	2,721,000
Derivative assets, fair value	32,547	25,021
Designated as Hedging Instrument | Interest rate swaps | Cash Flow Hedging
Total derivative assets
Derivative assets, Notional amount	1,900,957	1,830,785
Derivative assets, fair value	36,558	23,875
Total derivative liabilities
Derivative liabilities, notional amount	1,375,000	0
Derivative liabilities, fair value	$ 29,321	$ 0